FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  12/31/99

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	2/2/00

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         82 data records

Form 13F Information Table Value Total:         131,983 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Advisors LP Cl A         MUT FD           69338P102      508    13470 SH       SOLE                                      13470
SB Short-term Hgh Gr Bd Fd Cl  MUT FD           831800602       83    20911 SH       SOLE                                      20911
3Com Corp.                     COM              885535104     3478    74000 SH       SOLE                     9575             64425
AT & T Corp.                   COM              001957109     5849   115107 SH       SOLE                    16705             98402
AT&T Corp - Liberty Media-A    COM              001957208      710    12504 SH       SOLE                     2700              9804
Alcatel Alsthom ADS            COM              013904305     2799    62200 SH       SOLE                     3950             58250
Allstate                       COM              020002101     1255    52162 SH       SOLE                    15362             36800
American Express Co.           COM              025816109      698     4200 SH       SOLE                                       4200
American Home Products         COM              026609107      361     9200 SH       SOLE                      300              8900
Amgen                          COM              031162100     1339    22298 SH       SOLE                      600             21698
Bank One Corp                  COM              06423A103     1898    59321 SH       SOLE                     6130             53191
Bellsouth Corp.                COM              079860102      461     9852 SH       SOLE                                       9852
Bemis Co., Inc.                COM              081437105      516    14800 SH       SOLE                      500             14300
Biomet, Inc.                   COM              090613100     2164    54095 SH
